As filed with the Securities and Exchange Commission on November 14, 2016

1933 Act Registration No. 33-38953

1940 Act Registration No. 811-06279

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 53 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 55 ☒

(Check appropriate box or boxes)

HARRIS ASSOCIATES INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 646-3600

Heidi W. Hardin

Harris Associates L.P.

111 S. Wacker Drive, Suite 4600

Chicago, Illinois 60606

(Name and Address of Agent for Service)

With copies to:

Ndenisarya M. Bregasi, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C.  20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on November 30, 2016, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on          pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on         pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 53 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate November 30, 2016 as the new effective date for Post-Effective Amendment No. 52 filed pursuant to Rule 485(a) under the Securities Act on September 1, 2016. This Amendment relates to Investor Class, Advisor Class, Institutional Class and Service Class of Oakmark Fund, Oakmark Select Fund, Oakmark Equity and Income Fund, Oakmark Global Fund, Oakmark Global Select Fund, Oakmark International Fund and Oakmark International Small Cap Fund (the “Funds”), each a series of Harris Associates Investment Trust (the “Registrant”).

HARRIS ASSOCIATES INVESTMENT TRUST

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 53 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 53 on Form N-1A

Part A - The Funds’ Prospectus is incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on September 1, 2016 (0001104659-16-142574) (“PEA 52”)

Part B - The Funds’ Statement of Additional Information is incorporated by reference to PEA 52.

Part C - Other Information

Signature Page

PART C

OTHER INFORMATION

Item 28.                          Exhibits

Exhibit Number		Description

(a)	(1)

Agreement and Declaration of Trust. Incorporated by Reference as exhibit (1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed February 28, 1997).

	(2)

Certificate of Amendment to Agreement and Declaration of Trust dated July 16, 2014. Incorporated by Reference as exhibit (a)(2) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2015).

	(3)

Certificate of Amendment to Agreement and Declaration of Trust dated September 23, 2014. Incorporated by Reference as exhibit (a)(3) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2015).

	(4)	Amended and Restated Agreement and Declaration of Trust dated October 19, 2016 (To be filed by subsequent amendment).

(b)

Bylaws, Amended, through October 21, 2015. Incorporated by Reference as exhibit (b) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2016).

(c)		See Declaration of Trust, Article V of Exhibit (a)(1) above, and Bylaws, Amended, Section 2 of Exhibit (b) above.

(d)	(1)

Investment Advisory Agreement for The Oakmark Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(1) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

		(i)

First Amendment to Investment Advisory Agreement for The Oakmark Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(2) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

		(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(3) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

		(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark Fund dated November 1, 2012. Incorporated by Reference as exhibit (d)(4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2013).

		(iv)

Fourth Amendment to Investment Advisory Agreement for The Oakmark Fund dated November 1, 2013. Incorporated by Reference as exhibit (d)(5) to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2014).

		(v)

Fifth Amendment to Investment Advisory Agreement for The Oakmark Fund dated November 1, 2015. Incorporated by Reference as exhibit (d)(6) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2016).

	(2)

Investment Advisory Agreement for The Oakmark Select Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(2) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 26, 2001).

		(i)

First Amendment to Investment Advisory Agreement for The Oakmark Select Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(4) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed November 29, 2001).

		(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark Select Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(6) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2008).

Exhibit Number	Description

(3)

Investment Advisory Agreement for The Oakmark Equity and Income Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(4) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

(i)

First Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(8) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated November 1, 2003. Incorporated by Reference as exhibit (d)(11) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(12) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(iv)

Fourth Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated November 1, 2007. Incorporated by Reference as exhibit (d)(13) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(v)

Fifth Amendment to Investment Advisory Agreement for The Oakmark Equity and Income Fund dated November 1, 2008. Incorporated by Reference as exhibit (d)(14) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2009).

(4)

Investment Advisory Agreement for The Oakmark Global Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(5) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

(i)

First Amendment to Investment Advisory Agreement for The Oakmark Global Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(10) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark Global Fund dated November 1, 2003. Incorporated by Reference as exhibit (d)(16) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark Global Fund dated November 1, 2007. Incorporated by Reference as exhibit (d)(17) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(5)

Investment Advisory Agreement for The Oakmark International Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(6) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

(i)

First Amendment to Investment Advisory Agreement for The Oakmark International Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(12) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark International Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(20) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark International Fund dated November 1, 2006. Incorporated by Reference as exhibit (d)(21) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

(iv)

Fourth Amendment to Investment Advisory Agreement for The Oakmark International Fund dated November 1, 2007. Incorporated by Reference as exhibit (d)(22) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

Exhibit Number		Description

		(v)

Fifth Amendment to Investment Advisory Agreement for the Oakmark International Fund dated November 1, 2013. Incorporated by Reference as exhibit (d)(26) to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2014).

		(vi)

Sixth Amendment to Investment Advisory Agreement for the Oakmark International Fund dated November 1, 2014. Incorporated by Reference as exhibit (d)(27) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2015).

	(6)

Investment Advisory Agreement for The Oakmark International Small Cap Fund dated October 30, 2000. Incorporated by Reference as exhibit (d)(7) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 26, 2001).

		(i)

First Amendment to Investment Advisory Agreement for The Oakmark International Small Cap Fund dated April 18, 2001. Incorporated by Reference as exhibit (d)(14) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

		(ii)

Second Amendment to Investment Advisory Agreement for The Oakmark International Small Cap Fund dated November 1, 2004. Incorporated by Reference as exhibit (d)(25) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

		(iii)

Third Amendment to Investment Advisory Agreement for The Oakmark International Small Cap Fund dated November 1, 2006. Incorporated by Reference as exhibit (d)(26) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2008).

		(iv)

Fourth Amendment to Investment Advisory Agreement for The Oakmark International Small Cap Fund dated November 1, 2011. Incorporated by Reference as exhibit (d)(29) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 27, 2012).

	(7)

Investment Advisory Agreement for The Oakmark Global Select Fund dated September 1, 2006. Incorporated by Reference as exhibit (d)(22) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 9, 2006).

(e)	(1)

Distribution Agreement between Harris Associates Investment Trust and Harris Associates Securities L.P. dated January 26, 2001. Incorporated by Reference as exhibit (e) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 26, 2001).

	(2)

First Amendment to Distribution Agreement dated April 18, 2001. Incorporated by Reference as exhibit (e)(2) to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed November 29, 2001).

	(3)

Letter Agreement dated September 14, 2006 applying Distribution Agreement (exhibit (e)(1)) to The Oakmark Global Select Fund. Incorporated by Reference as exhibit (e)(3) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 20, 2006).

(f)		Bonus or Profit Sharing Contracts — None

(g)	(1)

Custodian Agreement with Investors Bank & Trust Company dated as of April 1, 2002. Incorporated by Reference as exhibit (g)(1) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 29, 2003).

		(i)

Letter Agreement dated September 13, 2006 applying Custodian Agreement (exhibit (g)(1)) to The Oakmark Global Select Fund. Incorporated by Reference as exhibit (g)(4) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 20, 2006).

		(ii)

Second Amendment Agreement between Harris Associates Investment Trust and State Street Bank & Trust regarding assumption of Custodian Agreement dated as of March 20, 2008. Incorporated by Reference as exhibit (g)(5) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2009).

Exhibit Number		Description

		(iii)

Third Amendment Agreement between Harris Associates Investment Trust and State Street Bank & Trust Company dated as of February 2, 2011. Incorporated by Reference as exhibit (g)(6) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2013).

		(iv)

Fourth Amendment Agreement between Harris Associates Investment Trust and State Street Bank & Trust Company dated as of January 31, 2012). Incorporated by Reference as exhibit (g)(7) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 28, 2013).

		(v)

Amendment Agreement between Harris Associates Investment Trust and State Street Bank & Trust Company dated as of July 1, 2014. Incorporated by Reference as exhibit (g)(9) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2015).

	(2)

Foreign Custody Delegation Agreement with Investors Bank & Trust Company dated as of April 1, 2002. Incorporated by Reference as exhibit (g)(2) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 29, 2003).

	(3)

Special Custody and Pledge Agreement among Harris Associates Investment Trust, Pershing LLC and Investors Bank & Trust Company dated as of May 9, 2005. Incorporated by Reference as exhibit (g)(3) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 27, 2006).

		(i)	Letter Agreement dated September 28, 2006 applying Special Custody and Pledge Agreement (exhibit (g)(3))to The Oakmark Global Select Fund.

		(ii)

Amended and Restated Special Custody and Pledge Agreement among Harris Associates Investment Trust, Pershing LLC and State Street Bank & Trust dated as of August 22, 2012. Incorporated by Reference as exhibit (g)(8) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2013).

(h)	(1)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated October 1, 2005. Incorporated by Reference as exhibit (h)(1) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 27, 2006).

		(i)

Letter Agreement dated September 11, 2006 applying Transfer Agency and Service Agreement (exhibit (h)(1)) to The Oakmark Global Select Fund. Incorporated by Reference as exhibit (h)(3) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 20, 2006).

		(ii)

Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated October 1, 2008. Incorporated by Reference as exhibit (h)(1) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2009).

		(iii)

Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated October 1, 2011. Incorporated by Reference as exhibit (h)(5) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 27, 2012).

		(iv)

Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated February 15, 2012. Incorporated by Reference as exhibit (h)(6) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2013).

		(v)

Addendum to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated July 17, 2014. Incorporated by Reference as exhibit (h)(7) to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2015).

	(2)

Administration Agreement with Investors Bank & Trust Company dated as of April 1, 2002. Incorporated by Reference as exhibit (h)(3) to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed January 28, 2003).

		(i)

Letter Agreement dated September 12, 2006 applying Administration Agreement (exhibit (h)(2)) to The Oakmark Global Select Fund. Incorporated by Reference as exhibit (h)(4) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed September 20, 2006).

Exhibit Number		Description

(i)		Opinion and Consent of K&L Gates LLP with Respect to Securities Matters of Registrant (To be filed by subsequent amendment).

(j)		Consent of Deloitte & Touche LLP (To be filed by subsequent amendment).

(k)		Financial Statements Omitted from Prospectus — None

(l)	(1)

Organizational Expense Agreement for The Oakmark Fund dated July 31, 1991. Incorporated by Reference as exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed February 28, 1997).

(2)

Organizational Expense Agreement for The Oakmark International Fund dated September 15, 1992.Incorporated by Reference as exhibit (13.2) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed February 28, 1997).

(3)

Organizational Expense Agreement for The Oakmark Small Cap Fund, The Oakmark Equity and Income Fund and The Oakmark International Small Cap Fund dated July 6, 1995. Incorporated by Reference as exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33-38953 (Filed February 28, 1997).

(4)

Organizational Expense Agreement for The Oakmark Select Fund dated October 22, 1996. Incorporated by Reference as exhibit (13.4) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed October 23, 1996).

(5)

Form of Subscription Agreement. Incorporated by Reference as exhibit (13.5) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed February 28, 1997).

(6)

Subscription Agreement for The Oakmark Global Select Fund dated September 14, 2006. Incorporated by Reference as exhibit (l)(6) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed September 20, 2006).

	(7)	Expense Limitation Agreement (To be filed by subsequent amendment).

(m)		Plan Pursuant to Rule 12b-1— None

(n)		Rule 18f-3 plan (To be filed by subsequent amendment).

(o)		Powers of Attorney. Incorporated by Reference as exhibit (o) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed September 1, 2016).

(p)	(1)

Code of Ethics and Statement on Insider Trading of Harris Associates L.P., Harris Associates Securities L.P. and Harris Associates Investment Trust, as amended, effective as of March 9, 2016. Incorporated by Reference as exhibit (p)(1) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed September 1, 2016).

(2)

Code of Ethics for Non-Management Trustees of Harris Associates Investment Trust, as amended, effective as of July 20, 2011. Incorporated by Reference as exhibit (p)(2) to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, File No. 33- 38953 (Filed January 27, 2012).

Item 29.                          Persons Controlled By or Under Common Control with Registrant.

Persons Controlled By Or Under Common Control With Registrant.

The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the prospectus under the caption “Management of the Funds” and in the Statement of Additional Information under the caption “Investment Adviser” and “Trustees and Officers” is incorporated by reference.

Item 30.                          Indemnification.

Article VIII of the agreement and declaration of trust of registrant (exhibits (a)(1), (a)(2) and (a)(3) to this registration statement, which are incorporated herein by reference) provides that registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The registrant, its trustees and officers, Harris Associates L.P. (“HALP”) (the investment adviser to registrant) and certain affiliated persons of HALP and affiliated persons of such persons are insured under insurance maintained by registrant and HALP, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees, directors or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 31.                       Business and Other Connections of Investment Adviser and Sub-Adviser

The information in the prospectus under the caption “Management of the Funds” is incorporated by reference. Neither HALP nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee, except that HALP’s general partner is also the general partner of a securities broker-dealer firm.

Item 32.                          Principal Underwriters.

(a)         Harris Associates Securities L.P. acts as principal underwriter for the registrant.

(b)         Set forth below is information with respect to each officer of Harris Associates Securities L.P.:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Kristi L. Rowsell	President	President
Anthony P. Coniaris	Co-Chairman	Executive Vice President
Kevin G. Grant	Co-Chairman	Executive Vice President
John J. Kane	Chief Financial Officer and Treasurer	Principal Financial Officer
Heidi W. Hardin	General Counsel, Chief Compliance Officer, Anti-Money Laundering Officer and Secretary	Vice President, Secretary and Chief Legal Officer
Christopher W. Keller	Chief Operating Officer	Vice President

The principal business address of each officer of Harris Associates Securities L.P. is 111 South Wacker Drive, Suite 4600, Chicago, Illinois 60606

(c)          There are no commissions or other compensation received from the registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the registrant or an affiliated person of an affiliated person.

Item 33.                          Location of Accounts and Records.

(1)         State Street Bank & Trust Company

1 Iron Street

CLB 0502

Boston, MA 02210-1641

Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

(2)         Harris Associates L.P.

111 South Wacker Drive, Suite 4600

Chicago, IL 60606

Rule 31a-1(a); Rule 31a-1(b)(4), (9), (10), (11); Rule 31a-1(d); Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(c); Rule 31a-2(e)

(3)         Boston Financial Data Services, Inc.

2000 Crown Colony Dr.

Quincy, MA 02169

Rule 31a-1; Rule 31a-1(b)(1)

Item 34.                          Management Services.

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 35.                          Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant (certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on November 11, 2016.

HARRIS ASSOCIATES INVESTMENT TRUST

By:	/s/ Kristi L. Rowsell
Name:	Kristi L. Rowsell
Title:	President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 53 has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas H. Hayden*	Trustee	November 11, 2016
Thomas H. Hayden

/s/ Christine M. Maki*	Trustee	November 11, 2016
Christine M. Maki

/s/ Laurence C. Morse*	Trustee	November 11, 2016
Laurence C. Morse, Ph.D

/s/ Mindy M. Posoff*	Trustee	November 11, 2016
Mindy M. Posoff

/s/ Allan J. Reich*	Trustee and Chair of the Board of Trustees	November 11, 2016
Allan J. Reich

/s/ Steven S. Rogers*	Trustee	November 11, 2016
Steven S. Rogers

/s/ Peter S. Voss*	Trustee	November 11, 2016
Peter S. Voss

/s/ Kristi L. Rowsell	Trustee and President (Principal Executive Officer)	November 11, 2016
Kristi L. Rowsell

/s/ John J. Kane	Principal Financial Officer	November 11, 2016
John J. Kane

*Signatures affixed by Kristi L. Rowsell on November 11, 2016, pursuant to a power of attorney, filed with Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, File No. 33- 38953, on September 1, 2016.